Other Current and Non-current Assets (Tables)	6 Months Ended
Jun. 30, 2024
Other Current and Non-current Assets
Schedule of other current and non current assets

Other current and non-current assets consisted of the following (in thousands):

	As of	As of
	June 30, 2024	December 31, 2023
Straight-lining of revenue	$28,989	$36,495
Marketable securities	99,232	86,029
Claims receivable	14,420	12,026
Other current assets	9,734	7,623
Total othe current assets	$152,375	$142,173
Straight-lining of revenue	$52,461	$63,382
Other non-current assets	24,671	9,245
Total other non-current assets	$77,132	$72,627